Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 8,722	$ 10,904
Carrying amount of the hedging instruments, Liabilities	(18,583)	(25,035)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	5,323	2,506
Ineffectiveness recorded in non-interest income-other	46	64
Fair value hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	2,064	4,008
Carrying amount of the hedging instruments, Liabilities	(2,672)	(4,009)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(197)	(155)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	160	140
Ineffectiveness recorded in non-interest income-other	(37)	(15)
Carrying amount of the hedged item	88,293	48,637
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges	2,246	102
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges	(1,215)	(319)
Fair value hedges [member] | Interest rate risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	1,955	113
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(1,959)	(125)
Ineffectiveness recorded in non-interest income-other	(4)	(12)
Carrying amount of the hedged item, Liabilities	(71,363)	(65,444)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	986	3,062
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	446	770
Fair value hedges [member] | Interest rate risk [member] | Subordinated debenture [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	217	(35)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	(216)	35
Ineffectiveness recorded in non-interest income-other	1
Carrying amount of the hedged item, Liabilities	(4,293)	(6,185)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Liabilities	21	238
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Liabilities	(1)	(12)
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	2,064	4,008
Carrying amount of the hedging instruments, Liabilities	(2,672)	(4,009)
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(197)	(155)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	160	140
Ineffectiveness recorded in non-interest income-other	(37)	(15)
Fair value hedges [member] | Interest rate risk [member] | Investment securities [Member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(1,493)	323
Gain (loss) on hedged item used to calculate hedge ineffectiveness	1,484	(343)
Ineffectiveness recorded in non-interest income-other	(9)	(20)
Carrying amount of the hedged item, Assets	72,595	36,367
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	1,274	(2,380)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	(1,392)	55
Fair value hedges [member] | Interest rate risk [member] | Loan commitments [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Gain (loss) on hedging instrument used to calculate hedge ineffectiveness	(876)	(556)
Gain (loss) on hedged item used to calculate hedge ineffectiveness	851	573
Ineffectiveness recorded in non-interest income-other	(25)	17
Carrying amount of the hedged item, Assets	91,354	83,899
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item Active hedges, Assets	(35)	(818)
Accumulated amount of fair value hedge adjustments gains/(losses) on the hedged item discontinued hedges, Assets	$ (268)	$ (1,132)